Goodwill - Schedule of Changes in the Carrying Amount of Goodwill (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill		¥ 40,184	¥ 40,184	¥ 494
Accumulated impairment loss		0	0	0
Total	$ 6,133	40,184	40,184	¥ 494
Additions		¥ 0	¥ 39,690